SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Provision for income taxes
Expected income tax (recovery) expense at the statutory rate of 21%					(1,043,948)	(610,845)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)					608,152	142,167
Change in valuation allowance					$ 435,795	$ 468,678